Tax - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 5,185	£ 6,422	[1]	£ 3,773
Deferred tax liabilities	(157)	(209)	[1]	£ (8)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,185	6,422
Deferred tax liabilities	(157)	(209)
Net deferred tax asset at 31 December	5,028	6,213
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	7,409	8,741
Deferred tax liabilities	(2,381)	(2,528)
Net deferred tax asset at 31 December	£ 5,028	£ 6,213

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.